Bank loans (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of bank loans

	2025	2025	2024
	US$	HK$	HK$

Bank loans repayable:-
Within one year	1,069,096	8,321,091	7,999,165

In the second to fifth years, inclusive	4,582,753	35,668,938	34,692,766
More than five years	2,334,640	18,171,207	27,492,958
	6,917,393	53,840,145	62,185,724

	7,986,489	62,161,236	70,184,889